Derivative Financial Instruments and Hedge Accounting_Gains And Losses From Hedging Instruments(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Tax effect	₩ 3,194	₩ 10,292	₩ (8,186)
Fair value hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	(10,486)	(19,508)
Gains(losses) on hedging instruments	34,070	(160,416)	93,112
Gains(losses) on the hedged items attributable to the hedged risk	(44,655)	135,556	(56,461)
Total	(10,585)	(24,860)	36,651
Interest rate
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	2,753	1,186
Currency
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	(13,239)	(20,694)
Cash flow hedges
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains(losses) on hedging instruments	(64,531)	(23,022)	(112,513)
Gains(losses) on effectiveness (amount recognized in other comprehensive income)	(65,323)	(24,672)	(100,949)
Gains(losses) on ineffectiveness (amount recognized in profit or loss)	792	1,650	(11,564)
Amount reclassified from equity to profit or loss	21,604	15,234	126,239
Tax effect	10,537	400	(4,331)
Amount recognized in other comprehensive income net of tax	(33,182)	(9,038)	20,959
Hedge of net investments in foreign operations
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains(losses) on hedging instruments	(13,410)	(25,096)	35,929
Effective portion of gains(losses) on hedges of net investments in foreign operations (amount recognized in other comprehensive income)	(13,410)	(25,096)	34,800
Ineffective portion of gains(losses) on hedges of net investments in foreign operations (amount recognized in profit or loss)	0	0	1,129
Amount reclassified from equity to profit or loss	1,316	(12,330)	0
Tax effect	3,194	10,292	(8,186)
Amount recognized in other comprehensive income, net of tax	₩ (8,900)	₩ (27,134)	₩ 26,614